Basis Of Preparation And Significant accounting policies_Details of classification and measurement of financial assets in accordance with IFRS 9 and IAS 39 (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	₩ 306,941,042,000,000
Reclassification	0
Remeasurement	14,169,000,000
Classification according to IFRS 9	₩ 306,955,211,000,000
Deposit - Loans and receivables (IAS39) - Loan and other financial assets at amortized cost (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Loans and receivables
Classification according to IAS 39	₩ 8,870,835,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Loan and other financial assets at amortized cost
Classification according to IFRS 9	₩ 8,870,835,000,000
Debt securities - Available-for-sale financial assets (IAS39) - Securities at amortized cost (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Available-for-sale financial assets
Classification according to IAS 39	₩ 308,181,000,000
Reclassification	0
Remeasurement	₩ 14,119,000,000
Classification according to IFRS 9	Securities at amortized cost
Classification according to IFRS 9	₩ 322,300,000,000
Debt securities - Held to maturity financial assets (IAS39) - Securities at amortized cost (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Held to maturity financial assets
Classification according to IAS 39	₩ 16,749,296,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Securities at amortized cost
Classification according to IFRS 9	₩ 16,749,296,000,000
Loans - Loans and receivables (IAS39) - Loans and other financial assets at amortized cost (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Loans and receivables
Classification according to IAS 39	₩ 253,014,491,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Loan and other financial assets at amortized cost
Classification according to IFRS 9	₩ 253,014,491,000,000
Other financial assets - Loans and receivables (IAS39) - Loan and other financial assets at amortized cost (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Loans and receivables
Classification according to IAS 39	₩ 6,772,088,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Loan and other financial assets at amortized cost
Classification according to IFRS 9	₩ 6,772,088,000,000
Deposit - Financial assets at FVTPL (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial assets at FVTPL
Classification according to IAS 39	₩ 25,972,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTPL
Classification according to IFRS 9	₩ 25,972,000,000
Debt securities - Financial assets at FVTPL (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial assets at FVTPL
Classification according to IAS 39	₩ 2,654,027,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTPL	[1]
Classification according to IFRS 9	₩ 2,654,027,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.
Equity securities - Financial assets at FVTPL (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial assets at FVTPL
Classification according to IAS 39	₩ 47,304,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTPL	[1]
Classification according to IFRS 9	₩ 47,304,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.
Derivatives - Financial assets at FVTPL (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Financial assets at FVTPL
Classification according to IAS 39	₩ 3,115,775,000,000
Reclassification	(2,137,000,000)
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTPL	[1]
Classification according to IFRS 9	₩ 3,113,638,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.
Equity securities - Available-for-sale financial assets (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Available-for-sale financial assets
Classification according to IAS 39	₩ 1,273,498,000,000
Reclassification	1,219,000,000
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTPL	[1]
Classification according to IFRS 9	₩ 1,274,717,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.
Debt securities - Available-for-sale financial assets (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Available-for-sale financial assets
Classification according to IAS 39	₩ 46,855,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTPL
Classification according to IFRS 9	₩ 46,855,000,000
Loans - Loans and receivables (IAS39) - Financial assets at FVTPL (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Loans and receivables
Classification according to IAS 39	₩ 279,032,000,000
Reclassification	918,000,000
Remeasurement	₩ 50,000,000
Classification according to IFRS 9	Financial assets at FVTPL	[1]
Classification according to IFRS 9	₩ 280,000,000,000
Description of reclassification and measurement of embedded derivatives out of hybrid financial instruments	Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.
Derivatives
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Derivatives
Classification according to IAS 39	₩ 59,272,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Derivatives
Classification according to IFRS 9	₩ 59,272,000,000
Equity securities - Available-for-sale financial assets (IAS39) - Financial assets at FVTOCI (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Available-for-sale financial assets
Classification according to IAS 39	₩ 850,207,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTOCI
Classification according to IFRS 9	₩ 850,207,000,000
Debt securities - Available-for-sale financial assets (IAS39) - Financial assets at FVTOCI (IFRS9)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Classification according to IAS 39	Available-for-sale financial assets
Classification according to IAS 39	₩ 12,874,209,000,000
Reclassification	0
Remeasurement	₩ 0
Classification according to IFRS 9	Financial assets at FVTOCI
Classification according to IFRS 9	₩ 12,874,209,000,000

[1]	Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.